UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

February 1, 2025 to February 28, 2025

Commission File Number of issuing entity: 333-258304-07

Central Index Key Number of issuing entity: 0002029406

Nissan Auto Lease Trust 2024-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-258304-01

Central Index Key Number of depositor: 0001244832

Nissan Auto Leasing LLC II

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001540639

Nissan Motor Acceptance Company LLC

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

Angela Vogeli, (629) 273-2551

(Name and telephone number, including area code, of the person to contact in connection with this filing)

99-6611338

(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association, Rodney Square North,
1100 North Market Street, Wilmington, Delaware	19890
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 636-6194

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset-Backed Notes, Class A-1	☐	☐	☒
Asset-Backed Notes, Class A-2a	☐	☐	☒
Asset-Backed Notes, Class A-2b	☐	☐	☒
Asset-Backed Notes, Class A-3	☐	☐	☒
Asset-Backed Notes, Class A-4	☐	☐	☒
Asset-Backed Notes, Class B	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Nissan Auto Lease Trust 2024-B (the “Issuing Entity”), including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Report.

No assets securitized by Nissan Motor Acceptance Company LLC (the “Securitizer” or “NMAC”) and held by the Issuing Entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from February 1, 2025 to February 28, 2025. Please refer to the Form ABS-15G filed by the Securitizer on February 6, 2025 for additional information. The CIK number of the Securitizer is 0001540639.

Item 1A.	Asset-Level Information.

Pursuant to Items 1111(h) and 1125, Schedule AL, of Regulation AB, the asset-level data for the asset pool of the Issuing Entity included in Exhibit 102 to the Form ABS-EE filed by the Issuing Entity with the U.S. Securities and Exchange Commission on March 20, 2025 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference. The additional asset-level information or explanatory language for the asset pool of the Issuing Entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

Item 1B.	Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sales of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

None.

Item 5.	Submission of Matters to a Vote of Security Holders.

None.

Item 6.	Significant Obligors of Pool Assets.

Not applicable.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Not applicable.

Item 9.	Other Information.

Compliance with European Union Risk Retention Rules.

On the Closing Date, Nissan Auto Leasing LLC II, the depositor, an affiliate of NMAC, the sponsor, retained a sufficient portion of the Certificates to satisfy the obligations of NMAC under the requirements of (a) the SEC’s credit risk retention rules codified at 17 C.F.R. Part 246 (“Regulation RR”) and (b) the EU Risk Retention Requirements and the UK Risk Retention Requirements (each as defined in the preliminary prospectus for the Notes dated July 10, 2024 (the “Preliminary Prospectus”). The portion of Certificates being retained to satisfy the EU Risk Retention Requirements and the UK Risk Retention Requirements is referred to herein as the “Retained Interest”.

NMAC, as “originator” for the purposes of the EU Risk Retention Requirements and the UK Risk Retention Requirements, currently retains a material net economic interest that is not less than 5% in the securitization transaction described in the Preliminary Prospectus, in the form of retention of the first loss tranche in accordance with paragraph (d) of Article 6(3) of the EU Securitization Regulation and paragraph (d) of Article 6(3) of the UK Securitization Regulation (each as defined in the Preliminary Prospectus), in each case as in effect on the Closing Date, by holding all the membership interest in the depositor, which in turn holds Certificates representing at least 5% of the aggregate nominal value of the leases and related leased vehicles.

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted the depositor or any of its other affiliates to sell, hedge or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.

NMAC has not changed the manner in which it retains the Retained Interest, except in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.

Item 10.	Exhibits.

(a)	Monthly Servicer’s Report for the month of February 2025 – Nissan Auto Lease Trust 2024-B.

Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the Issuing Entity on March 20, 2025).

Asset Related Document (Additional Explanatory Disclosure) (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the Issuing Entity on March 20, 2025).

(b)	Exhibits:	99.1 Monthly Servicer’s Report for the month of February 2025 – Nissan Auto Lease Trust 2024-B.

102 Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the Issuing Entity on March 20, 2025).

103 Asset Related Document (Additional Explanatory Disclosure) (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the Issuing Entity on March 20, 2025).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO LEASING LLC II (Depositor)

Date: March 26, 2025	/s/ Douglas E. Gwin, Jr.
Douglas E. Gwin, Jr., Assistant Treasurer